Note G - Assets Held for Sale and Discounted Operations - 10-K (Detail) (USD $)	1 Months Ended			11 Months Ended		12 Months Ended			1 Months Ended					11 Months Ended			1 Months Ended
	Oct. 31, 2012	Jul. 31, 2010	Jun. 12, 2007	Nov. 28, 2011	Dec. 02, 2011	Dec. 31, 2011	Sep. 30, 2012	Sep. 22, 2008	Jul. 31, 2010 VRMI II [Member]	Sep. 30, 2012 VRMI I [Member]	Dec. 31, 2011 VRMI I [Member]	Dec. 31, 2010 VRMI I [Member]	Jul. 31, 2010 VRMI I [Member]	Dec. 02, 2011 NorthStar [Member]	Dec. 02, 2011 HFS [Member]	Nov. 28, 2011 ADP [Member] Cash Bond [Member]	Jun. 12, 2007 Minimum [Member]	Jun. 12, 2007 Maximum [Member]	Sep. 22, 2008 Cash Bond [Member]
Number of Cemeteries		4
Number of Mortuaries		8
Amount to Acquire Manager's Interest		$ 500,000							$ 375,000
Investment Owned, Percent of Net Assets									62.00%				38.00%
Business Acquisition, Cost of Acquired Entity, Purchase Price		14,100,000
Noncontrolling Interest, Fair Value		5,400,000
Time Until Close of Sale						12
Proceeds From Sale of Membership Interests in HFS					8,866,000
Cash Balance Retained From Transaction														806,000
Accounts Receivable, Related Parties, Current						100,000				100,000	100,000	700,000		38,000
Months to Repurchase HFS					15
Deferred Gain on Sale of Property						102,000	30,000								102,000
Threshold for No Further Litigation			9,000,000
Alleged Trust Deficiency																	24,400,000	32,700,000
JudgementObtainedAmount								1,119,000
Cash and Cash Equivalents, Fair Value Disclosure																800,000			1,972,000
Legal Fees	$ 420,000			$ 100,000